RELATED PARTY TRANSACTIONS (Q1) (Details) - Majority Shareholder - Software Development and Information Technology Related Costs - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party costs	$ 4	$ 29	$ 153	$ 408
Accounts payable, related party	$ 3		$ 3	$ 4